Right-of-Use Assets and Lease Liabilities (Details) - Schedule of Maturities of Lease Liabilities - CHF (SFr)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Maturities of Lease Liabilities [Abstract]
Year 1	SFr 101,030	SFr 130,200
Year 2		130,200
Year 3		130,200
Year 4		97,650
Year 5
Undiscounted lease payments	101,030	488,250
Less: unearned interest	(1,371)	(26,765)
Total	SFr 99,659	SFr 461,485